Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Pinterest’s equity compensation programs do not currently include annual or periodic stock option awards, and during 2025, the Company did not grant such awards. During 2025, the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method
Pinterest’s equity compensation programs do not currently include annual or periodic stock option awards, and during 2025, the Company did not grant such awards. During 2025, the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	During 2025, the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false